1875 K Street, N.W. Washington, DC 20006-1238 Tel: 202 303 1000 Fax: 202 303 2000

October 29, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	iShares Trust (the “Trust”)

(Securities Act File No. 333-92935 and

Investment Company Act File No. 811-09729)

Post-Effective Amendment No. 2,423

Ladies and Gentlemen:

On behalf of the Trust, we hereby transmit for filing under the Securities Act of 1933, as amended (the “1933 Act”) and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 2,423 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A.

The Amendment relates to the following fund (the “Fund”), which is a series of the Trust:

S000065014                 iShares Cloud and Digital Infrastructure Exposure ETF

The Trust is changing the name of the Fund from iShares Cloud and Digital Infrastructure Exposure ETF to iShares Cloud and 5G Multisector ETF. The previous filings relating to the Fund are:

PEA No.	Date Filed	Form Type	Automatic Effective Date
2,023	December 21, 2018	485APOS	March 6, 2019
2,057	March 5, 2019	485BXT	April 4, 2019
2,077	April 3, 2019	485BXT	May 3, 2019
2,102	May 2, 2019	485BXT	May 29, 2019
2,123	May 28, 2019	485BXT	June 26, 2019
2,139	June 25, 2019	485BXT	June 28, 2019
2,141	June 27, 2019	485BXT	July 26, 2019
2,151	July 25, 2019	485BXT	August 23, 2019
2,167	August 22, 2019	485BXT	September 20, 2019
2,181	September 19, 2019	485BXT	October 18, 2019
2,194	October 17, 2019	485BXT	November 15, 2019
2,216	November 14, 2019	485BXT	December 13, 2019

NEW YORK     WASHINGTON     HOUSTON     PALO ALTO     SAN FRANCISCO     CHICAGO     PARIS     LONDON     FRANKFURT     BRUSSELS     MILAN ROME

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2,232	December 12, 2019	485BXT	January 10, 2020
2,251	January 9, 2020	485BXT	February 7, 2020
2,270	February 6, 2020	485BXT	March 6, 2020
2,314	March 5, 2020	485BXT	April 3, 2020
2,332	April 2, 2020	485BXT	May 1, 2020
2,342	April 30, 2020	485BXT	May 29, 2020
2,351	May 28, 2020	485BXT	June 26, 2020
2,369	June 25, 2020	485BXT	July 24, 2020
2,386	July 23, 2020	485BXT	August 21, 2020
2,394	August 20, 2020	485BXT	September 18, 2020
2,405	September 17, 2020	485BXT	October 16, 2020
2,414	October 15, 2020	485BXT	October 29, 2020

The Amendment is being filed pursuant to Rule 485(a).

The following information is provided to assist the Staff of the Commission (the “Staff”) in its review of the Registration Statement.

(1) Investment Objectives and Policies

The Fund seeks to track the investment results of the Morningstar® Global Digital Infrastructure & Connectivity Index (the “Underlying Index”), which measures the performance of equity securities issued by companies positioned to experience meaningful economic benefits from providing products, services, and technologies related to cloud computing and 5G, as determined by Morningstar Indexes, or its affiliates (the “Index Provider” or “Morningstar”). The Underlying Index provides exposure to the top 50 companies identified by Morningstar’s Equity Research team as a producer of promising digital infrastructure technologies consisting of two themes:

-	Cloud computing, which enables cloud computing applications through Infrastructure as a Service (IaaS) and Platform as a Service (PaaS) solutions; and

-	5G, which enables next generation connectivity through fifth generation broadband cellular networks.

Cloud computing encompasses both IaaS and PaaS. IaaS is a solution whereby a public vendor leases commodity equipment and services such as servers, storage, switches, and network access. IaaS is closely related to PaaS, which incorporates the core software needed to make hardware usable. PaaS includes the operating system, hypervisor, database, and development tools, among other solutions. Service agreements can range from on-demand burst capacity or full-time digital infrastructure.

5G, which enables next generation connectivity through fifth generation broadband cellular networks, is a collection of technology standards that forms the foundation of wireless networks under development around the world. The standards seek to enable significant increases in network capacity and speeds, as well as improved network management capabilities. These

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factors enable the use of millions of devices simultaneously. Future 5G networks are expected to provide links for digital infrastructure between consumer devices, sensors, and a host of other users in the field.

Using these two themes, the Index Provider then makes forward-looking assessments rather than relying on single point-in-time metrics to identify relevant companies. The Index Provider identifies companies that have any revenue exposure towards a theme today and identifies any companies that have the potential to drive a material net profit increase from that theme over the next five years. The Index Provider then assigns a thematic exposure score from 0-3 to the companies in Morningstar’s global coverage on each theme. The Index Provider designed the thematic exposure scores to share a positive correlation with a given company’s beta relative to each theme. The following scoring framework is used: No or little exposure: 0; Modest exposure: 1; Moderate exposure: 2; and Significant exposure: 3.

Thematic exposure scores are reviewed annually by Morningstar’s Equity Research team before each reconstitution of the Underlying Index. The annual review helps ensure the consistency of thematic exposure scores provided by the Morningstar Equity Research Team.

The Underlying Index will be rebalanced and reconstituted annually in December of each year. The Underlying Index includes large- and mid-capitalization companies and may change over time.

As of September 30, 2020, a significant portion of the Underlying Index is represented by securities of the technology industry or sector.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of an applicable underlying index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund generally will invest at least 90% of its assets in the component securities of the Underlying Index and in investments that have economic characteristics that are substantially identical to the component securities of the Underlying Index (i.e., depositary receipts representing securities of the Underlying Index) and may invest up to 10% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market

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funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of any collateral received).

The Underlying Index is sponsored by Morningstar which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

(2) Changes from Recent Filings

The Fund’s description of its investment strategy and risk factors are specific to the Fund. The portfolio managers are also specific to the Fund.

The Amendment follows the general format used by previous filings of the Trust in accordance with the revised Form N-1A, for example, Post-Effective Amendment No. 2,358, filed pursuant to Rule 485(a)(2) on June 12, 2020, relating to iShares Virtual Work and Life Multisector ETF (“PEA 2,358”), which became effective on September 22, 2020.

(3) Prior Filings with Similar Disclosure

Much of the disclosure in the Amendment is substantially similar to that in previous filings submitted by the Trust and reviewed by the Staff. In particular, we invite your attention to PEA 2,358. The substantially similar sections are as follows:

In the Prospectus:

“More Information About the Fund,” “Portfolio Holdings Information,” “Management – Investment Adviser,” “Management – Administrator, Custodian and Transfer Agent,” “Management – Conflicts of Interest,” “Shareholder Information – Buying and Selling Shares,” “Shareholder Information – Book Entry,” “Shareholder Information – Share Prices,” “Shareholder Information – Determination of Net Asset Value,” “Shareholder Information – Dividends and Distributions,” “Shareholder Information – Taxes,” “Shareholder Information – Taxes on Distributions,” “Shareholder Information – Taxes When Shares are Sold,” “Shareholder Information – Creations and Redemptions,” “Shareholder Information – Householding,” “Distribution,” and “Financial Highlights.”

In the Statement of Additional Information:

“General Description of the Trust and the Fund,” “Exchange Listing and Trading,” “Proxy Voting Policy,” “Portfolio Holdings Information,” “Investment Policies” “Continuous Offering,” “Management,” “Investment Advisory, Administrative and Distribution Services,” “Determination of Net Asset Value,” “Brokerage Transactions,” “Additional Information Concerning the Trust,” “Creation and Redemption of Creation Units – General,” “Creation and Redemption of Creation Units – Fund Deposit,” “Creation and

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Redemption of Creation Units – Cash Purchase Method,” “Creation and Redemption of Creation Units – Procedures for Creation of Creation Units,” “Creation and Redemption of Creation Units – Role of the Authorized Participant,” “Creation and Redemption of Creation Units – Placement of Creation Orders,” “Creation and Redemption of Creation Units – Purchase Orders,” “Creation and Redemption of Creation Units – Timing of Submission of Purchase Orders,” “Creation and Redemption of Creation Units – Acceptance of Orders for Creation Units,” “Creation and Redemption of Creation Units – Issuance of a Creation Unit,” “Creation and Redemption of Creation Units – Costs Associated with Creation Transactions,” “Creation and Redemption of Creation Units – Redemption of Creation Units,” “Creation and Redemption of Creation Units – Cash Redemption Method,” “Creation and Redemption of Creation Units – Costs Associated with Redemption Transactions,” “Creation and Redemption of Creation Units – Placement of Redemption Orders,” “Creation and Redemption of Creation Units – Custom Baskets,” “Creation and Redemption of Creation Units – Taxation on Creations and Redemptions of Creation Units,” “Taxes,” “Financial Statements,” and “Miscellaneous Information.”

*    *    *    *    *

The operations of the Fund, the description of the shares offered and the other information that is typically common in a fund complex do not appear to raise novel issues or problem areas that warrant particular attention of the Staff in reviewing the Registration Statement. Consequently, on behalf of the Trust, we request that the Registration Statement be given selective review by the Staff.1 By separate letter, the Trust will request acceleration of the effective date.

If you have any questions or need further information, please call me at (202) 303-1124.

Sincerely,

/s/ Benjamin J. Haskin
Benjamin J. Haskin

cc:	Deepa Damre Smith

James Hahn

Michael Gung

George Rafal

Matthew Haddadin

[1]	See Inv. Co. Act. Release No. 13768 (Feb. 15, 1984).